Note 23 - Other liabilities - Other Noncurrent Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Note 23 - Other liabilities
Post-employment benefits	$ 131,564	$ 117,506
Other long-term benefits	101,260	91,435
Miscellaneous	68,927	62,327
Other non-current liabilities	$ 301,751	$ 271,268